Notes to Financial Statements	3 Months Ended
Jun. 30, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim financial statements have been prepared by Thompson Designs, Inc. (“Thompson” and the “Company”) pursuant to the rules and regulations of the United States Securities and Exchange Commission. Certain information and disclosures normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations. In the opinion of management, all adjustments and disclosures necessary for a fair presentation of these financial statements have been included. Such adjustments consist of normal recurring adjustments. These interim financial statements should be read in conjunction with the audited financial statements of the Company for the fiscal year ended September 30, 2010. The results of operations for the nine months ended June 30, 2011 are not indicative of the results that may be expected for the full year.

Thompson Designs, Inc. was incorporated in Nevada on August 30, 2010. Thompson is a development stage company and has not yet realized any revenues from its planned operations. Thompson is currently in the business of designing and building custom signs for residential and commercial properties.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the balance sheet. Actual results could differ from those estimates.

Basic Loss Per Share

Basic loss per share has been calculated based on the weighted average number of shares of common stock outstanding during the period.

Comprehensive Income

The Company has adopted SFAS 130 “Reporting Comprehensive Income” (ASC 220-10), which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. When applicable, the Company would disclose this information on its Statement of Stockholders’ Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners. The Company has not had any significant transactions that are required to be reported in other comprehensive income.

Property and Equipment

Capital assets are recorded at cost and depreciated over their estimated useful life on a straight line basis.

Income Tax

Thompson follows SFAS 109, “Accounting for Income Taxes” (ASC 740-10). Deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry-forwards. No net provision for refundable Federal income tax has been made in the accompanying statement of loss because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carry-forward has been recognized, as it is not deemed likely to be realized.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents

Recent Accounting Pronouncements

Thompson does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

GOING CONCERN

Thompson has limited working capital and has a deficit accumulated during the Development stage of $8,937 as of June 30, 2011. Thompson's financial statements are prepared using the generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. However, Thompson has no current source of revenue. Without realization of additional capital, it would be unlikely for Thompson to continue as a going concern. Thompson's management plans on raising cash from public or private debt or equity financing, on an as needed basis and in the longer term, upon achieving profitable operations through its business activities.

INCOME TAXES

The provision for Federal income tax consists of the following:

June 30, 2011

Federal income tax attributable to:
Current Operations	$2,020
Less: valuation allowance	(2,020)
Net provision for Federal income taxes	$—

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

June 30,
2011
Deferred tax asset attributable to:
Net operating loss carryover	$3,040
Less: valuation allowance	(3,040)
Net deferred tax asset	$—

At June 30, 2011, Thompson had an unused net operating loss carryover approximating $8,950 that is available to offset future taxable income; it expires beginning in 2030.

COMMON STOCK

At inception, Thompson issued 7,000,000 shares of stock to its founding shareholder for $7,000 cash.

During the period ended June 30, 2011, Thompson issued 2,000,000 shares of stock for cash of $ 15,000.

COMMITMENTS

Thompson neither owns nor leases any real or personal property. An officer has provided office services without charge. There is no obligation for the officer to continue this arrangement. Such costs are immaterial to the financial statements and accordingly are not reflected herein. The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to June 30, 2011 through August 5, 2011, the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose.